LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LOSS PER SHARE

	Year Ended December 31
	2023	2022	2021

Net loss for the year attributable to A2Z’s shareholders	$16,061	$16,557	$39,163
Weighted average number of ordinary shares	34,748,029	27,681,778	23,340,621
Basic and diluted loss per share	$0.46	$0.60	$1.68

(*)	The company restated its presentation of basic and diluted loss per share for the year ended December 31, 2022 due to an immaterial error from (0.7) basic and diluted loss per share to (0.60) basic and diluted loss per share.